INCOME TAXES (Details 1) - USD ($)	Sep. 30, 2016	Sep. 30, 2015
Deferred tax assets:
Net operating loss carryforward	$ 3,801,000	$ 1,131,000
Stock-based compensation	703,000	384,000
Valuation allowance	(4,504,000)	(1,515,000)
Deferred tax assets